UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     Chairman
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Scotts Valley, CA     August 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $950,433 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    23865   453822 SH       SOLE                    71299        0   382523
ADVANCE AUTO PARTS INC         COM              00751Y106    44417   760256 SH       SOLE                   114773        0   645483
AFLAC INC                      COM              001055102    18986   406827 SH       SOLE                    62396        0   344431
APPLE INC                      COM              037833100    22545    66848 SH       SOLE                    10892        0    55956
BARRICK GOLD CORP              COM              067901108    44249   976145 SH       SOLE                   153233        0   822912
BECTON DICKINSON & CO          COM              075887109    41848   485903 SH       SOLE                    73898        0   412005
CANADIAN NATL RY CO            COM              136375102    29880   374508 SH       SOLE                    12600        0   361908
CHEVRON CORP NEW               COM              166764100    46561   452669 SH       SOLE                    72208        0   380461
CVS CAREMARK CORPORATION       COM              126650100    45054  1199522 SH       SOLE                   208689        0   990833
EXXON MOBIL CORP               COM              30231G102      610     7500 SH       SOLE                        0        0     7500
GOOGLE INC                     CL A             38259P508    22408    44124 SH       SOLE                     6768        0    37356
HEWLETT PACKARD CO             COM              428236103    30446   836906 SH       SOLE                   158506        0   678400
INTERNATIONAL BUSINESS MACHS   COM              459200101    45516   265054 SH       SOLE                    41188        0   223866
JOHNSON & JOHNSON              COM              478160104    23336   350964 SH       SOLE                    55670        0   295294
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    17037   259751 SH       SOLE                    21312        0   238439
KRAFT FOODS INC                CL A             50075N104    44797  1272071 SH       SOLE                   196481        0  1075590
LIFE TECHNOLOGIES CORP         COM              53217V109    23117   444585 SH       SOLE                    74568        0   370017
LOCKHEED MARTIN CORP           COM              539830109    45215   559022 SH       SOLE                    92856        0   466166
LOEWS CORP                     COM              540424108    46772  1112222 SH       SOLE                   171632        0   940590
MCDONALDS CORP                 COM              580135101    46853   555385 SH       SOLE                    82077        0   473308
MCKESSON CORP                  COM              58155Q103    40432   483653 SH       SOLE                    74192        0   409461
MICROSOFT CORP                 COM              594918104    48636  1868889 SH       SOLE                   304491        0  1564398
NOVARTIS A G                   SPONSORED ADR    66987V109    58917   964082 SH       SOLE                   148781        0   815301
SPDR GOLD TRUST                GOLD SHS         78463V107    20264   138580 SH       SOLE                    12138        0   126442
THERMO FISHER SCIENTIFIC INC   COM              883556102    27935   434293 SH       SOLE                    74332        0   359961
TOTAL S A                      SPONSORED ADR    89151E109    45806   792806 SH       SOLE                   132204        0   660602
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    44931  1680018 SH       SOLE                   268604        0  1411414